Bank credit lines and loan facilities - Narrative (Details) - USD ($) $ in Thousands					1 Months Ended		9 Months Ended
	Sep. 29, 2023	Aug. 17, 2023	Jun. 30, 2023	Mar. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	May 02, 2023	Jan. 13, 2023	Dec. 31, 2022	Jul. 01, 2021
Debt Instrument [Line Items]
Drawdown of bank credit lines and loan facilities							$ 305,000	$ 25,000
Long-term debt at fair value							$ 4,032,000
Senior secured credit facility and senior secured notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid												$ 27,600
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			0.50%
Senior Secured Term Loan | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.25%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount												$ 5,515,000
Debt instrument, interest rate							7.75%				7.09%	1.00%
Repayments of senior debt	$ 300,000		$ 150,000	$ 250,000
Interest paid	74,500		74,000	75,300
Payments of debt restructuring costs	$ 2,500		1,200	$ 2,200
Senior Secured Revolving Loan Facility | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.60%
Senior Secured Revolving Loan Facility | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.00%
Senior Secured Revolving Loan Facility | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.25%
Senior Secured Revolving Loan Facility | SOFR | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.60%
Senior Secured Revolving Loan Facility | SOFR | Maximum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							2.00%
Senior Secured Revolving Loan Facility | SOFR | Minimum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.25%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Repayments of senior debt		$ 50,000	$ 80,000
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity									$ 500,000			$ 300,000
Debt instrument, interest rate	6.68%			6.17%	6.25%
Drawdown of bank credit lines and loan facilities	$ 75,000			$ 80,000	$ 50,000	$ 100,000
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate						5.89%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate										5.80%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.25%			1.25%	1.25%	1.25%
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount												$ 500,000
Debt instrument, interest rate							2.88%				2.88%	2.875%